Foreign Operations (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Revenues by geographic area	$ 342		$ 1,818	$ 5,746
Operating income (loss) by geographic area	(487)		(3,587)	(48,208)
Net income (loss) by geographic area	2,758		(5,170)	(49,238)
Identifiable assets by geographic area			34,557	36,581
Long lived assets by geographic area			17,937	18,737
Goodwill by geographic area			8,737	8,737
Successor [Member] | UNITED STATES
Revenues by geographic area	272		1,667	4,838
Operating income (loss) by geographic area	(486)		(3,000)	(46,018)
Net income (loss) by geographic area	2,780		(4,527)	(47,073)
Identifiable assets by geographic area			36,681	38,143
Long lived assets by geographic area			17,533	18,269
Goodwill by geographic area			8,737	8,737
Successor [Member] | CANADA
Revenues by geographic area	70		151	908
Operating income (loss) by geographic area	(158)		(602)	(2,380)
Net income (loss) by geographic area	(158)		(657)	(2,332)
Identifiable assets by geographic area			600	627
Long lived assets by geographic area			282	320
Goodwill by geographic area
Successor [Member] | INDIA
Revenues by geographic area
Operating income (loss) by geographic area
Net income (loss) by geographic area
Identifiable assets by geographic area
Long lived assets by geographic area
Goodwill by geographic area
Successor [Member] | PHILIPPINES
Revenues by geographic area	196		240	884
Operating income (loss) by geographic area	157		15	190
Net income (loss) by geographic area	157		14	188
Identifiable assets by geographic area			445	434
Long lived assets by geographic area			122	148
Goodwill by geographic area
Successor [Member] | Eliminations [Member]
Revenues by geographic area	(196)		(240)	(884)
Operating income (loss) by geographic area
Net income (loss) by geographic area	$ (21)			(21)
Identifiable assets by geographic area			(3,169)	(2,623)
Long lived assets by geographic area
Goodwill by geographic area
Predecessor [Member]
Revenues by geographic area		1,620			$ 8,470
Operating income (loss) by geographic area		(4,381)			(29,025)
Net income (loss) by geographic area		(4,380)			(29,175)
Identifiable assets by geographic area					29,280
Long lived assets by geographic area					20,659
Goodwill by geographic area
Predecessor [Member] | UNITED STATES
Revenues by geographic area		1,395			7,011
Operating income (loss) by geographic area		(3,479)			(22,358)
Net income (loss) by geographic area		(3,342)			(21,774)
Identifiable assets by geographic area					24,591
Long lived assets by geographic area					15,558
Goodwill by geographic area
Predecessor [Member] | CANADA
Revenues by geographic area		285			2,061
Operating income (loss) by geographic area		(905)			(7,163)
Net income (loss) by geographic area		(1,041)			(7,769)
Identifiable assets by geographic area					5,484
Long lived assets by geographic area					4,788
Goodwill by geographic area
Predecessor [Member] | INDIA
Revenues by geographic area					1,345
Operating income (loss) by geographic area					569
Net income (loss) by geographic area					467
Identifiable assets by geographic area					228
Long lived assets by geographic area					98
Goodwill by geographic area
Predecessor [Member] | PHILIPPINES
Revenues by geographic area		160			166
Operating income (loss) by geographic area		3			(96)
Net income (loss) by geographic area		3			(99)
Identifiable assets by geographic area					415
Long lived assets by geographic area					215
Goodwill by geographic area
Predecessor [Member] | Eliminations [Member]
Revenues by geographic area		(220)			(2,113)
Operating income (loss) by geographic area					23
Net income (loss) by geographic area
Identifiable assets by geographic area					(1,438)
Long lived assets by geographic area
Goodwill by geographic area